			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-2456
Expires: August 31, 2006
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……1
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.			Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

2.			The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

CAN SLIM Select Growth Fund

3.			Investment Company Act File Number:	811-05037

			Securities Act File Number:	033-12213

4(a).	Last day of fiscal year for which this Form is filed:
March 31, 2006

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$76,413,397

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$7,218,431

	(iii)		Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
			to the Commission:	$0

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:			$7,218,431

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$69,194,966

	(vi)		Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)

	(vii)		Multiplier for determining registration fee (See
			Instruction C.9):		X	0.01070%

	(viii)		Registration fee due [multiply Item 5(v) by Item
			5(vii)] (enter "0" if no fee is due):	=		$7,403.86

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                  . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                    .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	7,403.86

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:

		X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*		/s/ James R. Matel

James R. Matel, Assistant Treasurer

	Date		6/29/2006

* Please print the name and title of the signing officer below the signature.

		UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549		OMB Number: 3235-2456
Expires: August 31, 2006
		FORM 24F-2		Estimated average burden
		Annual Notice of Securities Sold		hours per response……1
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Hester Total Return Fund

3.		Investment Company Act File Number:	811-05037

		Securities Act File Number:	033-12213

4(a).	Last day of fiscal year for which this Form is filed:
March 31, 2006

4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).		Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			$1,956,272

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$1,859,328

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:	$449,785

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$2,309,113

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(352,841)

	(vii)	Multiplier for determining registration fee
		(See Instruction C.9):		X	0.01070%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$0.00

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                   . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                  .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
				+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:

Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/ James R. Matel

James R. Matel, Assistant Treasurer

	Date	6/29/2006

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-2456
Expires: August 31, 2006
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……1
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.			Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

2.			The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Hodges Fund

3.			Investment Company Act File Number:	811-05037

			Securities Act File Number:	033-12213

4(a).	Last day of fiscal year for which this Form is filed:
March 31, 2006

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$373,324,808

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$38,354,353

	(iii)		Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
			to the Commission:	$0

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:			$38,354,353

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$334,970,455

	(vi)		Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)

	(vii)		Multiplier for determining registration fee
			(See Instruction C.9):		X	0.01070%

	(viii)		Registration fee due [multiply Item 5(v) by Item
			5(vii)] (enter "0" if no fee is due):	=		$35,841.84

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                    . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                   .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
					=$	35,841.84

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

		X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*		/s/ James R. Matel

James R. Matel, Assistant Treasurer

	Date		6/29/2006

* Please print the name and title of the signing officer below the signature.

			SECURITIES AND EXCHANGE COMMISSION		OMB APPROVAL
			Washington, D.C. 20549		OMB Number: 3235-2456
Expires: August 31, 2006
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……1
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.			Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

2.			The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

The Osterweis Fund

3.			Investment Company Act File Number:	811-05037

			Securities Act File Number:	033-12213

4(a).	Last day of fiscal year for which this Form is filed:
March 31, 2006

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$117,909,713

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$26,288,101

	(iii)		Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
			to the Commission:	$0

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:			$26,288,101

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$91,621,612

	(vi)		Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)

	(vii)		Multiplier for determining registration fee
			(See Instruction C.9):		X	0.01070%

	(viii)		Registration fee due [multiply Item 5(v) by Item
			5(vii)] (enter "0" if no fee is due):	=		$9,803.51

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                   . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                   .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	9,803.51

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

		X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*		/s/ James R. Matel

James R. Matel, Assistant Treasurer

	Date		6/29/2006

* Please print the name and title of the signing officer below the signature.

		UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549		OMB Number: 3235-2456
Expires: August 31, 2006
		FORM 24F-2		Estimated average burden
		Annual Notice of Securities Sold		hours per response……1
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

The Osterweis Strategic Income Fund

3.		Investment Company Act File Number:	811-05037

		Securities Act File Number:	033-12213

4(a).	Last day of fiscal year for which this Form is filed:
March 31, 2006

4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).		Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			$13,815,410

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$20,577,843

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$20,577,843

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(6,762,433)

	(vii)	Multiplier for determining registration fee
		(See Instruction C.9):		X	0.01070%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$0.00

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                   . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                       .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
				+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:			N/A

Method of Delivery:

Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/ James R. Matel

James R. Matel, Assistant Treasurer

	Date	6/29/2006

* Please print the name and title of the signing officer below the signature.

		UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549		OMB Number: 3235-2456
Expires: August 31, 2006
		FORM 24F-2		Estimated average burden
		Annual Notice of Securities Sold		hours per response……1
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

The Perkins Opportunity Fund

3.		Investment Company Act File Number:	811-05037

		Securities Act File Number:	033-12213

4(a).	Last day of fiscal year for which this Form is filed:
March 31, 2006

4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).		Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			$63,086

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$11,011,891

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$11,011,891

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(10,948,805)

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		X	0.01070%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$0.00

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                   . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                    .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
				+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:

Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/ James R. Matel

James R. Matel, Assistant Treasurer

	Date	6/29/2006

* Please print the name and title of the signing officer below the signature.

		UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549		OMB Number: 3235-2456
Expires: August 31, 2006
		FORM 24F-2		Estimated average burden
		Annual Notice of Securities Sold		hours per response……1
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

The Perkins Discovery Fund

3.		Investment Company Act File Number:	811-05037

		Securities Act File Number:	033-12213

4(a).	Last day of fiscal year for which this Form is filed:
March 31, 2006

4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).		Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			$5,829,018

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$2,691,159

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:	$871,143

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$3,562,302

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$2,266,716

	(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)

	(vii)	Multiplier for determining registration fee
		(See Instruction C.9):		X	0.01070%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$242.54

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                   . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                   .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

				+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	242.54

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:

Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/ James R. Matel

James R. Matel, Assistant Treasurer

	Date	6/29/2006

* Please print the name and title of the signing officer below the signature.

			UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549		OMB Number: 3235-2456
Expires: August 31, 2006
			FORM 24F-2		Estimated average burden
			Annual Notice of Securities Sold		hours per response……1
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.			Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202

2.			The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

Women's Equity Fund

3.			Investment Company Act File Number:	811-05037

			Securities Act File Number:	033-12213

4(a).	Last day of fiscal year for which this Form is filed:
March 31, 2006

4(b).			Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).			Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$7,941,011

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$7,105,330

	(iii)		Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
			to the Commission:	$0

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:			$7,105,330

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$835,681

	(vi)		Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)

	(vii)		Multiplier for determining registration fee (See
			Instruction C.9):		X	0.01070%

	(viii)		Registration fee due [multiply Item 5(v) by Item
			5(vii)] (enter "0" if no fee is due):	=		$89.42

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                   . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                   .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	89.42

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:

		X	Wire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*		/s/ James R. Matel

James R. Matel, Assistant Treasurer

	Date		6/29/2006

* Please print the name and title of the signing officer below the signature.